Financing Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Statement [LineItems]
Pledged Assets for Financing Liabilities
Pledged assets for financing liabilities as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Trade receivables	¥20,811	¥34,137
Receivables from financial services	944,414	1,520,521
Inventories	—	4,117
Equipment on operating leases	133,936	86,455
Property, plant and equipment	2,293	2,491

Total	¥1,101,454	¥1,647,721

The Changes in Liabilities Arising from Financing Activities
The changes in liabilities arising from financing activities for the years ended March 31, 2022, 2023 and 2024 are as follows:
For the year ended March 31, 2022

	Yen (millions)
	Balance as of April 1, 2021	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2022
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,299,347	¥(472,420)	¥—	¥—	¥78,863	¥—	¥753	¥906,543
Long-term financing liabilities	6,421,638	238,060	—	—	526,822	—	9,493	7,196,013
Lease liabilities	317,429	(80,165)	—	84,413	6,096	—	(9,015)	318,758
Derivative financial liabilities (assets) *	(33,883)	3,202	(1,296)	—	3,217	67,396	—	38,636

Total	¥8,004,531	¥(311,323)	¥(1,296)	¥84,413	¥614,998	¥67,396	¥1,231	¥8,459,950

For the year ended March 31, 2023

	Yen (millions)
	Balance as of April 1, 2022	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2023
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥906,543	¥442,534	¥—	¥—	¥27,055	¥—	¥(10,357)	¥1,365,775
Long-term financing liabilities	7,196,013	(1,356,965)	—	—	459,754	—	591	6,299,393
Lease liabilities	318,758	(78,297)	—	79,202	3,675	—	(7,380)	315,958
Derivative financial liabilities (assets) *	38,636	(54,158)	(8,641)	—	3,718	85,721	—	65,276

Total	¥8,459,950	¥(1,046,886)	¥(8,641)	¥79,202	¥494,202	¥85,721	¥(17,146)	¥8,046,402

For the year ended March 31, 2024

	Yen (millions)
	Balance as of April 1, 2023	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2024
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,365,775	¥(24,382)	¥—	¥—	¥177,888	¥—	¥(2,434)	¥1,516,847
Long-term financing liabilities	6,299,393	1,593,898	—	—	751,082	—	2,337	8,646,710
Lease liabilities	315,958	(80,513)	—	92,612	9,509	—	(5,160)	332,406
Derivative financial liabilities (assets) *	65,276	4,983	(36,665)	—	11,112	(32,957)	—	11,749

Total	¥8,046,402	¥1,493,986	¥(36,665)	¥92,612	¥949,591	¥(32,957)	¥(5,257)	¥10,507,712

Explanatory note:

*
Derivative financial liabilities (assets) are held by the Company and its finance subsidiaries to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.

Current borrowings [member]
Statement [LineItems]
Summary of Financing Liabilities
Financing liabilities presented in current liabilities as of March 31, 2023 and 2024 consist of the following:

	Yen (millions)
	2023	2024
Current:
Commercial paper	¥965,468	¥959,620
Loans	358,874	387,093
Medium-term notes	—	90,835
Asset-backed securities	41,433	79,299

Subtotal	¥1,365,775	¥1,516,847

Reclassification from non-current liabilities (Current portion)	¥1,925,420	¥2,588,743

Total	¥3,291,195	¥4,105,590

Interest Rates for Financing Liabilities
The weighted average interest rates for financing liabilities presented in current liabilities (excluding reclassification from non-current
liabilities) as of March 31, 2023 and 2024 are as follows:

	2023	2024
Weighted average interest rate	4.29%	4.94%

Non-current liabilities [member]
Statement [LineItems]
Summary of Financing Liabilities
Financing liabilities presented in
non-current
liabilities as of March 31, 2023 and 2024 consist of the following:

	Yen (millions)
	2023	2024
Non-current:
Loans	¥958,836	¥1,050,890
Medium-term notes	3,359,462	5,129,411
Corporate bonds	1,001,187	1,038,311
Asset-backed securities	979,908	1,428,098

Subtotal	¥6,299,393	¥8,646,710

Reclassification to current liabilities (Current portion)	¥(1,925,420)	¥(2,588,743)

Total	¥4,373,973	¥6,057,967

Interest Rates for Financing Liabilities
The interest rate range and payment due date for financing liabilities presented in non-current
liabilities (including reclassification to current liabilities) as of March 31, 2023 and 2024 are as follows:

	2023	2024
Loans	Interest rate: 0.14% - 12.90% Due: 2023 - 2046	Interest rate: 0.14% - 13.06% Due: 2024 - 2046
Medium-term notes	Interest rate: 0.30% - 5.88% Due: 2023 - 2031	Interest rate: 0.30% - 6.40% Due: 2024 - 2034
Corporate bonds	Interest rate: 0.01% - 2.97% Due: 2023 - 2032	Interest rate: 0.03% - 2.97% Due: 2024 - 2032
Asset-backed securities	Interest rate: 0.11% - 5.50% Due: 2023 - 2028	Interest rate: 0.11% - 5.94% Due: 2024 - 2028